CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 1,503,951	$ 1,238,585	$ 212,243
Accounts receivable net	71,199	7,558	225,899
Inventory, net	244,108	101,387	43,513
Prepaid expenses and other current assets	221,790	195,910	249,454
Total current assets	2,041,048	1,543,440	731,109
Property and equipment, net	108,528	93,055	34,446
Capitalized patents, net	6,331	7,234	11,792
Lease right of use, net	90,785	101,883	0
Trademarks	59,069	49,867	0
Total other assets	156,185	158,984	11,792
Total assets	2,305,761	1,795,479	777,347
Current liabilities
Accounts payable and accrued liabilities, including related parties	309,460	371,530	571,828
Accrued compensation	575,174	393,017	2,515,256
Deferred revenue	714,286	714,286	18,895
Current portion of lease liability	22,049	21,365	0
Note payable	0	0	131,722
Note payable - related party	0	0	97,743
Convertible notes, net of discount of $0 and $497,961	0	0	157,039
Convertible notes, related party - net of discount of $0 and $ 30,913	0	0	9,087
Income taxes payable	0	912	0
Total current liabilities	1,620,969	1,501,110	3,501,570
Commitments and contingencies (Note 12)	0
Lease liability, net of current portion	70,326	81,494	0
Deferred revenue	3,214,286	3,571,429	0
Convertible notes, net of discount	997,911	325,784	0
Convertible notes, net of discount – related party	0	28,824	0
Deferred tax liability	433	433	0
Total liabilities	5,903,925	5,509,074	3,501,570
Stockholders’ deficiency
Preferred Stock, $.0001 par value; 100,000,000 shares authorized. No shares issued and outstanding as of December 31, 2019 and December 31, 2018, respectively	0	0	0
Common Stock, $.0001 par value; 200,000,000 shares authorized; 7,888,717, 7,815,806 and 7,714,625 issued and outstanding as of March 31, 2020, December 31, 2019 and December 31, 2018, respectively	790	782	772
Additional paid-in capital	23,057,085	20,174,389	18,996,227
Accumulated deficit	(26,656,039)	(23,888,766)	(21,721,222)
Total stockholders’ deficiency	(3,598,164)	(3,713,595)	(2,724,223)
Total liabilities and stockholders' deficiency	$ 2,305,761	$ 1,795,479	$ 777,347